SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12. SUBSEQUENT EVENTS

On May 1, 2024, Tim Theriault resigned from the Company’s Board of Directors. There were no disagreements.

On May 10, 2024, the board of directors made the strategic decision to withdraw the application from Nasdaq and pursue listing on the Cboe BZX Exchange. This decision comes after careful consideration of market dynamics and the Company’s long-term objectives. With this new direction, the Company aims to leverage the unique opportunities offered by the Cboe platform to enhance visibility, liquidity, and overall shareholder value.

On May 10, 2024, the Board of Directors approved the retirement of 1,005,000 shares of common stock held by Jacqueline von Zwehl and 595,000 shares of common stock held by Christopher von Zwehl. These shares were retired to reduce the outstanding shares and enhance shareholder value. As a result of this retirement, the total outstanding shares of common stock decreased from 9,610,000 shares to 8,010,000 shares.

On May 10, 2024, the Company approved a five-for-four (5:4) reverse stock split. The reverse split will not occur prior to the effectiveness of this registration statement.

NOTE 13. SUBSEQUENT EVENTS

On February 15, 2024 the Company exercised the fifth extension to the loan with Greentree Financial Group, extending the maturity date of the loan to May 15, 2024 and issued 10,000 shares for the extension, for a total of 50,000 shares for all five extensions.

On March 1, 2024, the Company issued 50,000 shares of common stock under the provisions of the private placement for a total of $100,000. The Shares were offered by the Company to an existing investor who qualified as an “accredited investor,” as that term is defined in Rule 501(a) of Regulation D promulgated by the Securities and Exchange Commission (SEC) under the Securities Act of 1933, as amended (the “Securities Act”). The price of the Shares was determined by the Company and such price did not necessarily bear any relation to the book value or other recognized criteria of value of the Company.